Schedule of components of deferred tax (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Net operating loss carried forward			$ 2,348,731
Deferred tax assets, gross			399,284
Valuation allowance			(238,284)
Deferred tax assets, net of valuation allowance			$ 161,000